Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 26,727	$ 30,968	$ 58,797
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	2,504	3,977	18,704
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	215	259	4,580
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,136	1,970	5,803
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	433	877	6,462
Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	720	871	1,859
Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	2,504	3,977
Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	215	259
Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,136	1,970
Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	433	877
Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	720	871
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	602	898
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	118	95
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	316	341
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	160	207
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	8	255
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,902	3,079
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	97	164
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	820	1,629
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	273	670
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 712	$ 616